AXS TSLA Bear Daily ETF	AXS TSLA Bull Daily ETF
Ticker: TSLQ	Ticker: TSLU

AXS 1.25X NVDA Bear Daily ETF	AXS 1.25X NVDA Bull Daily ETF
Ticker: NVDS	Ticker: NVDB

AXS 2X COP Bear Daily ETF	AXS 2X COP Bull Daily ETF
Ticker: COPQ	Ticker: COPL

AXS 1.25X BA Bear Daily ETF	AXS 1.25X BA Bull Daily ETF
Ticker: BAS	Ticker: BAT

AXS 1.5X PYPL Bear Daily ETF	AXS 1.5X PYPL Bull Daily ETF
Ticker: PYPS	Ticker: PYPT

AXS 1.25X WFC Bear Daily ETF	AXS 1.25X WFC Bull Daily ETF
Ticker: WFCS	Ticker: WFCT

AXS 2X PFE Bear Daily ETF	AXS 2X PFE Bull Daily ETF
Ticker: PFES	Ticker: PFEL

AXS 1.5X CRM Bear Daily ETF	AXS 1.5X CRM Bull Daily ETF
Ticker: CRMS	Ticker: CRML

AXS 2X NKE Bear Daily ETF	AXS 2X NKE Bull Daily ETF
Ticker: NKEQ	Ticker: NKEL

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated May 3, 2023, to the

currently effective Prospectus.

Effective immediately, the following changes are made to the Funds’ Prospectus:

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS TSLA Bear Daily ETF and AXS TSLA Bull Daily ETF on page 6 and 18, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Tesla, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Tesla, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Tesla, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Tesla, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Tesla, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Tesla, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Tesla, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X NVDA Bear Daily ETF and AXS 1.25X NVDA Bull Daily ETF on page 30 and 43, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of NVIDIA Corporation and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although NVIDIA Corporation’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in NVIDIA Corporation’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of NVIDIA Corporation’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of NVIDIA Corporation’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting NVIDIA Corporation’s shares will result in a trading halt of the Fund’s shares. To the extent trading in NVIDIA Corporation’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X COP Bear Daily ETF and AXS 2X COP Bull Daily ETF on page 55 and 68, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of ConocoPhillips Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although ConocoPhillips Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in ConocoPhillips Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of ConocoPhillips Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of ConocoPhillips Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting ConocoPhillips Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in ConocoPhillips Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X BA Bear Daily ETF and AXS 1.25X BA Bull Daily ETF on page 80 and 92, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Boeing Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Boeing Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Boeing Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Boeing Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Boeing Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Boeing Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Boeing Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.5X PYPL Bear Daily ETF and AXS 1.5X PYPL Bull Daily ETF on page 104 and 116, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of PayPal Holdings, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although PayPal Holdings, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in PayPal Holdings, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of PayPal Holdings, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of PayPal Holdings, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting PayPal Holdings, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in PayPal Holdings, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X WFC Bear Daily ETF and AXS 1.25X WFC Bull Daily ETF on page 128 and 140, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Wells Fargo & Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Wells Fargo & Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Wells Fargo & Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Wells Fargo & Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Wells Fargo & Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Wells Fargo & Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Wells Fargo & Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X PFE Bear Daily ETF and AXS 2X PFE Bull Daily ETF on page 152 and 164, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Pfizer Inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Pfizer Inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Pfizer Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Pfizer Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Pfizer Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Pfizer Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Pfizer Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.5X CRM Bear Daily ETF and AXS 1.5X CRM Bull Daily ETF on page 176 and 188, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Salesforce.com, inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Salesforce.com, inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Salesforce.com, inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Salesforce.com, inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Salesforce.com, inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Salesforce.com, inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Salesforce.com, inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X NKE Bear Daily ETF and AXS 2X NKE Bull Daily ETF on page 200 and 212, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Nike, Inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Nike, Inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Nike, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Nike, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Nike, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Nike, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Nike Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Additionally, the Trading Halt Risk disclosure in “Additional Risks of Investing in the Funds” section of the Prospectus on page 252 is deleted and replaced with the following:

Trading Halt Risk (AXS 2X COP Bear Daily ETF, AXS 2X COP Bull Daily ETF, AXS 1.25X BA Bear Daily ETF, AXS 1.25X BA Bull Daily ETF, AXS 1.25X WFC Bear Daily ETF, AXS 1.25X WFC Bull Daily ETF, AXS 2X PFE Bear Daily ETF, AXS 2X PFE Bull Daily ETF, AXS 1.5X CRM Bear Daily ETF, AXS 1.5X CRM Bull Daily ETF, AXS 2X NKE Bear Daily ETF, AXS 2X NKE Bull Daily ETF). Shares of an underlying issuer may be listed on an exchange that differs from Nasdaq, the exchange on which shares of each Fund are listed. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although the underlying issuer’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in the underlying issuer’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of an underlying issuer’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of an underlying issuer’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting an underlying issuer’s shares will result in a trading halt of the Fund’s shares. To the extent trading in an underlying issuer’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Trading Halt Risk (AXS TSLA Bear Daily ETF, AXS TSLA Bull Daily ETF, AXS 1.25X NVDA Bear Daily ETF, AXS 1.25X NVDA Bull Daily ETF, AXS 1.5X PYPL Bear Daily ETF, AXS 1.5X PYPL Bull Daily ETF). Shares of an underlying issuer and the Fund are listed on Nasdaq.  Securities exchanges may apply different rules with respect to trading halts.  In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts.  Although an underlying issuer and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in the underlying issuer’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of an underlying issuer’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons.  A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security.  When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt.  A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules.  A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of an underlying issuer’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting an underlying issuer’s shares will result in a trading halt of the Fund’s shares. To the extent trading in an underlying issuer’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Please retain this Supplement with your records.